Financial derivatives - Nominal amounts and fair values of trading and hedging financial derivatives - Collateral delivered (Details) - Financial instrument in connection with OTC derivative transactions - MXN ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Loans and advances - Credit institutions
Financial instruments
Collateral delivered		$ 27,954
Debt instruments
Financial instruments
Collateral delivered	$ 6,375	5,306
Financial assets at amortized cost category | Loans and advances - Credit institutions
Financial instruments
Collateral delivered	13,234
Mexican financial institutions | Financial assets at amortized cost category | Loans and advances - Credit institutions
Financial instruments
Collateral delivered	7,163	15,738
Mexican financial institutions | Financial assets at fair value through profit or loss category | Debt instruments
Financial instruments
Collateral delivered	3,443	4,410
Foreign financial Institutions | Financial assets at amortized cost category | Loans and advances - Credit institutions
Financial instruments
Collateral delivered	6,071	12,216
Foreign financial Institutions | Financial assets at fair value through profit or loss category | Debt instruments
Financial instruments
Collateral delivered	$ 2,932	$ 896